ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable [Abstract]
Accounts payable	$ 1,430,201	$ 1,054,371	$ 821,398